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                                    UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2

          Read instructions at end of Form before preparing Form. Please print or type.

           1.  Name and address of issuer:

                   ACACIA NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT II
                    51 Louisiana Avenue, N.W.
                    Washington, D.C. 20001


           2. Name of each series or class of funds for which this notice is filed:

                    Flexible Premium Deferred Variable Annuity Contracts

           3.  Investment Company Act File Number:    811-07627

                 Securities Act File Number:          333-03963

           4.  Last day of fiscal year for which this notice is filed:
           12-31-96


           5. Check box if this notice is being filed more than 180 days after the close of the issuer s fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


           6. Date of termination of issuer s declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                         Not Applicable
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           7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                         Not Applicable

           8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                         Not Applicable


           9. Number and aggregate sale price of securities sold during the fiscal year:

              No. Of Policies:   75               Sales: $4,806,582


           10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

              No. Of Policies: 75                 Sales: $4,806,582


           11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                            Not Applicable
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           12.  Calculation of registration fee:

           (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item
           10):
                                   $          4,806,582

           (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11, if
           applicable):
                                 +       Not Applicable

          (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                 -            1,017,048

         (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                 -       Not Applicable

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
         (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                              3,789,534

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (See Instruction C.6):

                                 x                1/3300

         (vii) Fee due [line (i) or line (v) multiplied by line
         (vi)]:

                                                  1,148.34

        Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

        13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

           Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

             2-26-97    Fed Reference No. FTJ 05381
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                        SIGNATURES

             This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By (Signature and Title)*        /s/
                                        Ellen Jane Abromson
                                        2nd Vice President
                                        and Associate Counsel


               Date          February 28, 1997

       *Please print the name and title of the signing officer below the signature.


       13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

           Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                 2-26-97    Fed Reference No. FTJ 05381



                        SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*         /s/
                                          Ellen Jane Abromson
                                          2nd Vice President
                                          and Associate Counsel


                Date    February 28, 1997

* Please print the name and title of the signing officer below the signature.
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